Related Party Transactions (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount of expenses incurred	$ 5,000		$ 18,000		$ 13,000
Amount owed the former employee and investor	$ 0		$ 0
Number of options granted			716,630	280,250	246,448
Proceeds from convertible notes payable borrowings – related party				$ 100,000
Gain (Loss) on settlement					$ 117,000
Consulting Fees [Member]
Related party fees paid				0
Due to related party				3,000
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Proceeds from convertible notes payable borrowings – related party		$ 100,000
Term of note		23 months
Interest rate		3.00%
Dr Subinoy Das [Member]
Amount of expenses incurred				$ 0
Dr Subinoy Das [Member] | Non Statutory Stock Options [Member]
Number of options granted					28,323